091-16525

For Internal Use Only
Sec File No. 9-

RECEIVED
2013 OCT 22 AM 7:22
SEC / MR

Submit 1 Original
and 9 Copies

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SEC
Mail Processing
Section
OCT 21 2013
Washington DC
404

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM [redacted]

13035517

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
   Chicago Stock Exchange
2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
   Trust
3. Class of New Derivative Securities Product:
   Ownership of the Trust
4. Name of Underlying Instrument:
   WisdomTree Germany Hedge Equity Fund
5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
   Narrow-Based
6. Ticker Symbol(s) of New Derivative Securities Product:
   DXGE
7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
   Various
8. Settlement Methodology of New Derivative Securities Product:
   See Prospectus
9. Position Limits of New Derivative Securities Product (if applicable):
   See Prospectus

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Peter D. Santori

Title:
Executive Vice-President and Chief Regulatory Officer

Telephone Number:
(312) 663-2402

Manual Signature of Official Responsible for Form:

Date:
October 18, 2013

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 21 2013

CHX

Chicago Stock Exchange

October 18, 2013

RECEIVED
2013 OCT 22 AM 7:22
SEC / MR

SEC
Mail Processing
Section
OCT 21 2013
Washington DC
404

By UPS

Ms. Gayle S. Jackson
Division of Trading and Markets
Securities and Exchange Commission
100 F Street NE – Stop 7010
Washington, DC 20549

Re: Forms 19b-4(e) for various exchange traded products

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) of the Securities Exchange Act of 1934, I enclose for filing an original and four copies of the Forms 19b-4(e) relating to the following exchange traded products:

DXGX	WisdomTree Germany Hedge Equity Fund
IPO	Renaissance IPO ETF
SHYG	iShares 0-5 High Yield Corporate Bond ETF
SLQD	iShares 0-5 Year investment Grade Corporate Bond ETF

If you have any questions about this filing, please contact me at (312) 663-2402

Sincerely,

Peter D. Santori
Executive Vice President and Chief Regulatory Officer

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 21 2013